Income Tax - Schedule of Income Tax Benefits (Expenses) (Details)	6 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Income Tax Benefits (Expenses) [Abstract]
Current income tax expenses
Deferred income tax benefits (expenses)	(1,091,247)		137,354
Income tax benefits (expenses)	¥ (1,091,247)	$ (149,500)	¥ 137,354